Convertible Notes Payable (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2020	Apr. 30, 2020	Jun. 30, 2021
Convertible Debt [Abstract]
Convertible notes payable description	In April and May 2020, the Company issued unsecured, convertible notes payable (the “Notes”) to certain accredited investors, with an aggregate principal amount of $2,182,500, in an offering intended to be exempt from registration under the Securities Act of 1933 pursuant to Section 4(a)(2) thereof and Regulation D thereunder.	In April and May 2020, the Company issued unsecured, convertible notes payable (the “Notes”) to certain accredited investors, with an aggregate principal amount of $2,182,500, in an offering intended to be exempt from registration under the Securities Act of 1933 pursuant to Section 4(a)(2) thereof and Regulation D thereunder.
Unsecured bear interest			8.00%
Convertible debt price, per share (in Dollars per share)			$ 2.00
Convertible debt, percentage			75.00%
Debt issuance costs			$ 261,900
Accrued interest			$ 2,255,815
Shares of common stock converted (in Shares)			1,127,872
Common stock per share (in Dollars per share)			$ 2.00
Offering price per share (in Dollars per share)			$ 5.00
Recognized expense			$ 3,383,546
Amortization of debt issuance costs			$ 182,900